Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.0%)
California (100.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	16,637
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,014
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	7,565	7,674
[2]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,166
[3]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,639
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	24,644
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,191
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,358
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,487
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,564
[2]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,386
[2]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,284
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,694
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/49	1,550	1,722
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	3,952
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	1,921
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,556
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,667
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	2,884
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,447
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,190
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	2,888
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,639
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,208
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,722
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,172
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,100
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	8,981
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,281
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,450
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,089
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,183
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	15,000	13,110
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	15,506
[5]	Bay Area Toll Authority Highway Revenue VRDO	0.160%	3/3/22	9,490	9,490
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	131
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,587
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	4,000	4,550
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,562
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,757
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,720
[2]	Brentwood Infrastructure Financing Authority Revenue	5.000%	9/2/28	2,130	2,314
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,614
[4]	Cabrillo Community College District GO	0.000%	5/1/26	5,085	4,391
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	12,675	13,935
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	15,325	17,461
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	8,996
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,229
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	7,336
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	11,045	11,283
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,750	1,663
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	4,757
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,000	1,651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	592
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	825	907
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,083

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,233
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	850
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,250	2,537
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,696
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	27
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	181
California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	46
California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,645
California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	293
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	952
California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,258
California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,624
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	6,484
California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,659
California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	9,371
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	340
California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	266
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,333
California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,458
California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,137
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	5,659
California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,584
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,455	14,873
California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	352
California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,482
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	3,835	5,551
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	5,505	8,028
California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	9,348
California Educational Facilities Authority College & University Revenue VRDO	0.190%	3/3/22	6,700	6,700
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/25	5,000	5,624
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,810	11,872
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,090
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/45	1,190	1,376
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/55	2,110	2,415
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/57	400	456
	California GO	5.000%	4/1/22	19,000	19,068
	California GO	5.000%	8/1/30	3,250	3,734
	California GO	5.000%	4/1/31	5,820	7,409
	California GO	5.000%	8/1/31	9,460	10,554
	California GO	5.000%	8/1/31	14,040	16,482
	California GO	5.000%	9/1/31	8,390	9,655
	California GO	5.000%	10/1/31	4,500	4,895
	California GO	5.000%	11/1/31	5,050	5,961
	California GO	5.000%	12/1/31	1,000	1,143
	California GO	5.000%	4/1/32	2,500	3,235
	California GO	4.000%	8/1/32	10,025	11,058
	California GO	5.000%	8/1/32	2,000	2,347
[2]	California GO	5.250%	8/1/32	6,775	8,886
	California GO	4.000%	9/1/32	7,580	8,374
	California GO	5.000%	9/1/32	2,810	3,232
	California GO	5.000%	10/1/32	8,790	9,559
	California GO	5.000%	10/1/32	7,510	9,245
	California GO	5.000%	10/1/32	5,000	6,347
	California GO	5.000%	12/1/32	500	571
	California GO	5.000%	2/1/33	2,615	2,711
	California GO	5.000%	3/1/33	1,000	1,240
	California GO	5.000%	4/1/33	10,500	12,778
	California GO	5.000%	4/1/33	1,200	1,286
	California GO	5.000%	8/1/33	5,000	5,737
	California GO	5.000%	8/1/33	2,635	2,851
	California GO	3.000%	10/1/33	1,000	1,052
	California GO	5.000%	10/1/33	4,000	4,349
	California GO	5.000%	9/1/34	3,165	3,636
	California GO	5.000%	9/1/34	1,505	1,729
	California GO	3.000%	10/1/34	4,540	4,775
	California GO	3.000%	11/1/34	1,000	1,053
	California GO	4.000%	11/1/34	4,620	5,350
	California GO	5.000%	12/1/34	16,700	21,015
	California GO	5.250%	4/1/35	5,000	5,017
	California GO	4.000%	8/1/35	10,000	11,008
	California GO	3.000%	9/1/35	380	391
	California GO	4.000%	9/1/35	10,865	11,978
	California GO	5.000%	9/1/35	3,265	3,748
	California GO	5.000%	10/1/35	7,500	8,518
	California GO	3.000%	11/1/35	670	705
	California GO	5.000%	11/1/35	3,750	4,411
	California GO	5.000%	12/1/35	250	314
	California GO	4.000%	3/1/36	15,985	18,285
	California GO	5.000%	4/1/36	6,250	6,694
	California GO	4.000%	8/1/36	400	439
	California GO	5.000%	9/1/36	8,500	8,661
	California GO	4.000%	10/1/36	3,635	4,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/36	10,000	12,034
	California GO	5.000%	12/1/36	8,130	10,209
	California GO	3.750%	4/1/37	600	613
	California GO	5.000%	4/1/37	9,250	9,905
	California GO	4.000%	9/1/37	3,125	3,430
	California GO	4.000%	10/1/37	2,060	2,371
	California GO	4.000%	10/1/37	1,000	1,151
	California GO	5.000%	10/1/37	8,300	10,596
	California GO	5.000%	11/1/37	15,340	18,455
	California GO	4.000%	11/1/38	1,100	1,266
	California GO	4.000%	10/1/39	5,435	6,168
	California GO	5.000%	10/1/39	5,620	6,101
	California GO	5.000%	11/1/39	10,000	12,001
	California GO	4.000%	3/1/40	2,400	2,728
	California GO	5.000%	9/1/41	16,275	20,588
	California GO	4.000%	11/1/41	700	756
	California GO	5.000%	4/1/42	2,185	2,192
	California GO	5.000%	9/1/42	8,515	8,674
	California GO	4.000%	2/1/43	400	410
	California GO	5.000%	2/1/43	6,265	6,489
	California GO	5.000%	4/1/43	6,500	6,771
	California GO	5.000%	11/1/43	12,725	13,502
	California GO	5.000%	12/1/43	5,335	5,675
	California GO	5.000%	5/1/44	4,000	4,286
	California GO	5.000%	10/1/44	500	542
	California GO	5.000%	3/1/45	215	236
	California GO	5.000%	8/1/45	11,735	13,035
	California GO	4.000%	11/1/45	20,160	21,735
	California GO	4.000%	8/1/46	5,200	5,614
	California GO	5.000%	8/1/46	10,460	11,887
	California GO	4.000%	9/1/46	105	113
	California GO	5.000%	9/1/46	775	882
	California GO	5.000%	10/1/47	1,040	1,172
	California GO	5.000%	11/1/47	5,000	5,843
	California GO	5.000%	10/1/48	22,050	26,211
	California GO	4.000%	11/1/50	500	537
[5]	California GO VRDO	0.060%	3/1/22	11,945	11,945
[5]	California GO VRDO	0.060%	3/1/22	8,900	8,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,829
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,708
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	860	943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,397
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	877
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	716
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,808
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	3,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,861
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	6,698
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,711
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	4,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	556
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,019
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,305	5,758
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	4,050	4,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,631
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,000	1,101
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,350	1,467
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,745	8,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	12,587
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,370	1,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,640
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,665
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	14,815	16,318
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,190	1,332
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,899
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	1,270	1,448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	7,978
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	4,889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	12,850	14,719
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	5,080	5,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	12,000	13,494
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	310	339
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	21,110	24,564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,190	13,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	16,350	17,806
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	17,785
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	16,384
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,630
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	11,950	13,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	13,500	13,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	6,660	8,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	7,927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	27,528
[5,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	3/3/22	15,575	15,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,000	2,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	5,000	5,054
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,000	5,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	100	102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	46
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	11,074	12,203
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,774	3,134
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	10,948	12,272
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,891	16,974
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	9,993	10,527
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,704	1,661
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,441
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,879
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,891
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,928
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	2,012
[7]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	4,791
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	2,550	2,780
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,832
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	109
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	5,979
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,000
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	2,041
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,405
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,479
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,130
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,479
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,230	1,281
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	16,822
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	16,780

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	5,713
California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	351
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	263
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	714
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,284
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	875
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,164
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	291
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,418
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,094
California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,370
California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,611
California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,847
California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,465
California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,680
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,485
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,498
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,086
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	451
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	322
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,845
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,406
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	898
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,055
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	981
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,076
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,975	7,912
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,180	7,069
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,860
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	1,720	1,649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	10,631
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,393
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,200	5,915
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	227
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,860	4,274
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,060	7,781
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,529
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,340
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,086
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	44
[3]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,125	5,766
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,021	8,057
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,691
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,405
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,804
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	1,898
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,000	937
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,054
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,182
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/34	4,560	4,889
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,491
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	6,533
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	3,365	3,777
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,943
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	277
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,106
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,180	1,297
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	896
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	717
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,193
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	172
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,280
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,358
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	800	810
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,500	1,487
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	5,111
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	848
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,330
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,683
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	1,303
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	5,083
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	2,275	2,388
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,396
[7]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	3,568
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	6,835	7,361
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	5,760
[7]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	56
[7]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	28
[7]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	134
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	539
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,102
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	598
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,124
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.260%	3/3/22	5,295	5,295
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	50	50
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	4,965
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,159
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,897
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	5,053
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,522
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,517
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	5,025
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	6,264
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,278
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	5,002
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	4,120	4,662
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,348
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,597
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,141
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,617
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,439
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,498
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	745
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,274
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,141
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,134
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,249
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	1,133
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,941
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	698
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,347
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,365	3,883
[6]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,482

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,144
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	7,674
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	7,172
California State University College & University Revenue	5.000%	11/1/32	6,610	7,518
California State University College & University Revenue	4.000%	11/1/36	300	352
California State University College & University Revenue	3.000%	11/1/37	2,215	2,343
California State University College & University Revenue	4.000%	11/1/37	2,400	2,614
California State University College & University Revenue	5.000%	11/1/37	5,025	6,197
California State University College & University Revenue	3.000%	11/1/38	2,280	2,397
California State University College & University Revenue	4.000%	11/1/38	1,415	1,539
California State University College & University Revenue	5.000%	11/1/38	4,015	4,943
California State University College & University Revenue	5.000%	11/1/38	660	767
California State University College & University Revenue	5.000%	11/1/41	10,450	11,826
California State University College & University Revenue	5.000%	11/1/43	5,275	5,903
California State University College & University Revenue	4.000%	11/1/45	5,230	5,666
California State University College & University Revenue	5.000%	11/1/45	5,000	5,650
California State University College & University Revenue	5.000%	11/1/47	6,430	7,440
California State University College & University Revenue	5.000%	11/1/47	9,220	10,304
California State University College & University Revenue	5.000%	11/1/48	6,945	8,276
California State University College & University Revenue	5.000%	11/1/50	6,000	7,142
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,523
California State University College & University Revenue, Prere.	5.000%	11/1/24	120	132
California State University College & University Revenue, Prere.	5.000%	11/1/24	75	82
California State University College & University Revenue, Prere.	5.000%	11/1/24	140	153
California State University College & University Revenue, Prere.	5.000%	11/1/24	140	153
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	9,565
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	5,980	6,719
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,303
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	222
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,588
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,378
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,703
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,696
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,647
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,169
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,130	1,293
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	4,220	4,712
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	4,385	4,888
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	110	119
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,597
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,518
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	3/1/44	150	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	4,826
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	7,889
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,190
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	2,750	3,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,125	1,215
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,035	2,304
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	6,067
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	885	969
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	1,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,580	1,700
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,382
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	3,985
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,361
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,039
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,115
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,233
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,000
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,217
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,258
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,939
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,804
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,577
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	4,942
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	8,845
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	747
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	3,887
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,388
	Carlsbad Unified School District GO	4.000%	5/1/32	575	641
	Carlsbad Unified School District GO	4.000%	5/1/33	685	763
	Carlsbad Unified School District GO	4.000%	5/1/34	695	773
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,704
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	339
[2]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,202
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,205
	Central School District GO	5.000%	8/1/47	3,350	3,769
	Central School District GO	4.000%	8/1/48	3,945	4,395
	Central Unified School District GO	4.000%	8/1/48	8,400	9,053
[3]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,813
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,265
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,979
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,247
	Cerritos Community College District GO	4.000%	8/1/44	1,455	1,537
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,126
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,191
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	705	784
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,696
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,579
[2]	Charter Oak Unified School District GO, Prere.	4.125%	8/1/25	500	545
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,031
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,979
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	1,073
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,332
[2]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	4,622
[2]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	2,646
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,319
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,303
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,980
[3]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,163
[3]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,612
[7]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	5,000	4,570
[7]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,000	4,041
[3]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,251
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,513
[3]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,463
[3]	Compton CA Unified School District COP	5.000%	6/1/30	300	346
[3]	Compton CA Unified School District COP	4.000%	6/1/37	520	568
[2]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,544
[2]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,363
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,741
	Corona-Norco Unified School District GO	4.000%	8/1/44	500	533
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,311
[2]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,219
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	5,338
	Covina-Valley Unified School District GO, Prere.	4.000%	8/1/25	400	436
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	5,100	4,245
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	12,550	11,944
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	13,750	11,567
[7]	CSCDA Community Improvement AuthorityLocal or Guaranteed Housing Revenue	3.250%	5/1/57	5,000	4,407
[5,7]	Culver City CA Unified School District GO TOB VRDO	0.090%	3/1/22	850	850
	Cupertino Union School District GO	4.000%	8/1/40	300	325
	Desert Community College District GO	4.000%	8/1/51	3,000	3,308
	Desert Sands Unified School District GO	4.000%	8/1/44	400	426
[2]	Downey Unified School District GO	2.000%	8/1/42	450	392
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	905
	Dublin CA Special Tax Revenue	4.000%	9/1/51	865	914
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	579
	East Bay Municipal Utility District Wastewater System Sewer Revenue	4.000%	6/1/45	500	549
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	1,200	1,288
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	349
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[2]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,133
[2]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,119
[2]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,588
[2]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,580
[2]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,284
	East Whittier City School District GO	4.000%	8/1/47	1,110	1,199
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	5,800
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,122
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/46	675	746
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,315
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	7,853
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,543
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,597
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,105
	El Monte Union High School District GO	0.000%	6/1/44	2,340	1,210
	El Monte Union High School District GO	0.000%	6/1/45	2,250	1,122
	El Monte Union High School District GO	0.000%	6/1/46	2,000	962
	El Monte Union High School District GO	4.000%	6/1/46	10,325	11,323
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,594
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	637
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	413
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	552
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	480	553
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	475	547
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	950	1,092
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	990	1,136
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,294
[6]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	727
	Elk Grove Unified School District GO	4.000%	8/1/46	5,000	5,391
[5,7]	Elk Grove Unified School District GO TOB VRDO	0.080%	3/1/22	5,410	5,410
[5,7]	Elk Grove Unified School District GO TOB VRDO	0.230%	3/3/22	2,110	2,110
[5,7]	Elk Grove Unified School District GO TOB VRDO	0.240%	3/7/22	2,120	2,120
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	985
	Evergreen School District GO	4.000%	8/1/39	330	372
	Evergreen School District GO	4.000%	8/1/45	300	320
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	2,140
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	4,623
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,779
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,770	4,729
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	593
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	943
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	448
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,853
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	574
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	806
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,074
	Fontana CA Special Tax Revenue	4.000%	9/1/51	700	750
[3]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	3,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,852
[3]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	5,508
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,839
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,273
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,134
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,220
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,050
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	485	518
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,523
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	9,500	10,428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	3,759
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	642
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,945
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	108
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,266
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	112
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	112
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	230
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	274
	Franklin-Mckinley School District GO	4.000%	8/1/40	415	463
	Fremont Union High School District GO	4.000%	8/1/44	1,730	1,827
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,150	1,312
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,694
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,336
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,451
	Fresno Unified School District GO	4.000%	8/1/30	150	174
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,565
	Fresno Unified School District GO	4.000%	8/1/31	450	493
	Fresno Unified School District GO	4.000%	8/1/31	150	174
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,687
	Fresno Unified School District GO	4.000%	8/1/32	550	603
	Fresno Unified School District GO	4.000%	8/1/32	175	202
	Fresno Unified School District GO	4.000%	8/1/33	750	822
	Fresno Unified School District GO	4.000%	8/1/33	400	460
	Fresno Unified School District GO	4.000%	8/1/34	800	875
	Fresno Unified School District GO	4.000%	8/1/35	850	927
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,090
	Fresno Unified School District GO	4.000%	8/1/37	850	926
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,739
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,818
	Fresno Unified School District GO	4.000%	8/1/46	140	151
[5,7]	Fresno Unified School District GO TOB VRDO	0.260%	3/3/22	2,540	2,540
	Fresno Unified School District GO, Prere.	4.125%	8/1/25	400	437
	Gavilan Joint Community College District GO	3.000%	8/1/50	11,645	11,678
[5,7]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.260%	3/3/22	5,775	5,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilroy Unified School District GO	4.000%	8/1/32	350	402
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,275
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,101
	Gilroy Unified School District GO	4.000%	8/1/36	400	458
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,210
	Gilroy Unified School District GO	4.000%	8/1/37	450	515
	Gilroy Unified School District GO	4.000%	8/1/39	350	399
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,414
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	8,717
	Gilroy Unified School District GO	4.000%	8/1/48	280	310
[5,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.260%	3/3/22	14,865	14,865
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	4,120	4,591
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	10,045	9,039
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	625	697
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	2,370	2,843
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	1,365	1,638
	Grossmont Healthcare District GO	4.000%	7/15/35	1,100	1,194
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	10,825
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	5,415
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,191
[2]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	6,758
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,218
[2]	Hanford Joint Union High School District COP	4.000%	6/1/45	1,600	1,708
	Hartnell CA Community College District GO	4.000%	8/1/33	200	227
	Hartnell CA Community College District GO	4.000%	8/1/34	225	255
	Hartnell CA Community College District GO	4.000%	8/1/35	300	340
	Hartnell CA Community College District GO	4.000%	8/1/47	5,165	5,692
[3]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,606
[3]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,203
[2]	Hayward Unified School District GO	4.000%	8/1/42	500	541
[3]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,298
[3]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,247
[3]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,410
[2]	Hayward Unified School District GO	4.000%	8/1/50	10,000	10,944
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,185
[2]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,870
[2]	Hemet Unified School District GO	3.000%	8/1/39	2,070	2,135
	Huntington Beach City School District GO	4.000%	8/1/48	115	126
[3]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,668
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,139
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	1,039
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,466
[3]	Imperial Unified School District GO	5.250%	8/1/43	6,000	7,107
[2,7]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/46	1,000	1,104
[2,7]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/51	1,465	1,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,163
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,307
[3]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	579
[3]	Inglewood Unified School District GO	4.000%	8/1/26	250	276
[3]	Inglewood Unified School District GO	5.000%	8/1/31	500	581
[3]	Inglewood Unified School District GO	5.000%	8/1/32	420	488
[3]	Inglewood Unified School District GO	4.000%	8/1/36	500	542
[5]	Irvine CA Special Assessment Revenue VRDO	0.040%	3/1/22	6,100	6,100
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,314
[5]	Irvine Ranch Water District VRDO	0.080%	3/1/22	3,900	3,900
	Irvine Unified School District GO	2.250%	9/1/50	3,000	2,523
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	304
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	383
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	455
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,131
[3]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,219
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,126
[3]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,014
[3]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,624
[3]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	7,713
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,386
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	691
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	8,983
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	3,650	4,009
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/51	5,250	5,747
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,496
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,146
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,421
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	621
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	486
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	535
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	848
[9]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,729
	Liberty Union High School District GO	4.000%	8/1/33	250	285
	Liberty Union High School District GO	4.000%	8/1/34	250	284
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	3,791
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,360
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	362
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	438
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	11,176
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,301
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,047
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,043
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	544
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	760
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,777
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	942
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	2,009
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	1,937
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,275	1,516
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,001
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	4,798
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.769%	11/15/26	1,800	1,823
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,246
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,887
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,456
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,689
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,542
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	5,915
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,066
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,223
	Long Beach Community College District GO	4.000%	8/1/49	4,400	4,871
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,690
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,920
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,202
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,565
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	5,956
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,673
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	1,934
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,098
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,535
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	562
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	866
[3]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	537
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	8,663
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,094
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,368
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,044
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,362
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	5,728
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,998
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,724
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,500	2,913
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,857
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,094
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,406
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,186
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,813
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,541
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,931
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,944
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,456
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	175
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	2,993
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/45	150	159
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	11,914
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,098
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	10,976
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,670
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,992
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,880
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,762
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,731
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,508
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,225	4,848
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,195
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,500
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	16,728
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,191
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,869
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,643
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,859
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,660
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,289
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	8,000	7,861
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,800
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,047
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,467
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	6,000	6,054
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,164
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,573
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	5,795
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,590
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,529
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	2,069
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,500	8,508
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	7,173
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,065	5,733
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,311
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,991
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,020	5,891
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,730	13,187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	5,800	7,102
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.030%	3/1/22	10,700	10,700
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.060%	3/1/22	5,400	5,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	5,666
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,663
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,097
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,819
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,792
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,005
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,065

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,118
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,063
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	3,048
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	4,991
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,290
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,296
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	406
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	224
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	436
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,280
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,329
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	16,097
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	179
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	8,005
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.050%	3/1/22	19,450	19,450
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.070%	3/1/22	3,130	3,130
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	6,030
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	6,091
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	10,818
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	10,000	10,131
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,270
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,497
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,545	1,565
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,391
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,938
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,880
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	5,142
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,640	7,901
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	2,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,799
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,552
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.030%	3/1/22	11,600	11,600
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.040%	3/1/22	16,400	16,400
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.050%	3/1/22	6,000	6,000
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,935	2,399
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,469
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	2,845
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,722
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,787
	Los Angeles Unified School District GO	4.000%	7/1/38	4,370	5,081
	Los Angeles Unified School District GO	4.000%	7/1/40	2,765	3,192
	Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,881
	Los Angeles Unified School District GO	2.625%	7/1/46	1,950	1,843
	Los Rios Community College District GO	3.000%	8/1/31	2,000	2,159
	Los Rios Community College District GO	3.000%	8/1/32	2,900	3,115
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,873
	Los Rios Community College District GO	3.000%	8/1/34	2,750	2,935
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,035
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,543
[9]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,355
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,843
	Madera Unified School District GO	4.000%	8/1/47	420	474
[3]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	563
	Manteca Unified School District GO	4.000%	8/1/45	400	429
	Marin Community College District GO, Prere.	4.000%	8/1/26	700	776
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,500	1,663
	Marin Healthcare District GO	4.000%	8/1/40	3,280	3,549
	Marin Healthcare District GO	4.000%	8/1/45	10,000	10,803
	Marin Healthcare District GO	4.000%	8/1/47	100	110
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,505
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,285
[2]	Martinez Unified School District GO	4.000%	8/1/51	8,605	9,577
	Menifee CA Special Tax Revenue	4.000%	9/1/37	500	541
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,430	1,512
[2]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,568
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	937
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,940
	Mesa Water District COP	4.000%	3/15/40	325	373
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,020
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,289
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,000
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	12,462
	Metropolitan Water District of Southern California Water Revenue	4.000%	7/1/45	1,100	1,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue VRDO	0.070%	3/1/22	9,300	9,300
	Metropolitan Water District of Southern California Water Revenue VRDO	0.070%	3/1/22	12,900	12,900
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,176
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,602
	Modesto Elementary School District GO	3.000%	8/1/39	280	289
[4]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	1,190	1,229
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,610	7,391
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,966
[5,7]	Moreno Valley Unified School District Financing Authority GO TOB VRDO	0.260%	3/3/22	7,700	7,700
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,794
[3]	Moreno Valley Unified School District GO	3.000%	8/1/50	3,000	3,009
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,329
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,224
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	5,844
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,247
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	832
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	863
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	583
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	612
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	938
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,992
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	2,066
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,966
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/46	3,400	3,680
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/51	2,500	2,624
[3]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,477
[3]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,624
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	9,983
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	713
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	4,564
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,190
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	6,876
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,726
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,697
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,660
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	1,925
[2]	Murrieta Valley Unified School District GO, Prere.	4.000%	3/1/25	400	432
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,707
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,164
[2]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,801
	Napa Valley Unified School District GO	5.000%	8/1/41	500	568
	Napa Valley Unified School District GO	5.000%	8/1/44	100	113
	Napa Valley Unified School District GO	4.000%	8/1/46	550	599
[2]	Natomas Unified School District GO	4.000%	8/1/49	2,815	3,055
[3]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,167
	New Haven Unified School District GO	4.000%	8/1/36	500	566
	New Haven Unified School District GO	4.000%	8/1/37	70	79
	New Haven Unified School District GO	4.000%	8/1/39	420	473
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,530
	Newark CA Unified School District GO, Prere.	5.000%	8/1/24	6,000	6,527
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,895
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	697
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,340
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	642
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,462
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	3,430	3,924
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	57
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,040
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,032
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,023
	Northeastern School District/York County GO	3.250%	8/1/35	100	106
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,254
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	4,096
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,900	2,154
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,064
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,561
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	9,000	9,028
[5,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	3/3/22	10,000	10,000
[3]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	891
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,836
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,827
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,110
[3]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,777
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	4,750	5,514
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,937
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,140	1,316
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	2,035
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,384
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,517
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,186
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	717
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	584
	Orange County Water District Water Revenue	4.000%	8/15/34	650	750
[3]	Oxnard School District GO	5.000%	8/1/41	1,110	1,302
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,195
	Palm Desert CA	4.000%	9/2/31	800	876
	Palm Desert CA	4.000%	9/2/37	1,200	1,308
	Palo Alto CA	4.250%	9/2/22	200	203
	Palo Alto CA	5.000%	9/2/26	1,000	1,019
[7]	Palo Alto CA COP TOB VRDO	0.260%	3/3/22	6,410	6,410
	Palomar Community College District GO	0.000%	8/1/24	5,125	4,952
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,172
	Palomar Health GO	4.000%	8/1/32	4,140	4,481
[12]	Palomar Health GO	0.000%	8/1/33	4,100	3,017
	Palomar Health GO	4.000%	8/1/33	4,560	4,934
	Palomar Health GO	5.000%	8/1/34	1,100	1,241
	Palomar Health GO	4.000%	8/1/35	4,270	4,615
	Palomar Health GO	0.000%	8/1/36	5,025	3,263
	Palomar Health GO	4.000%	8/1/36	5,085	5,493
[2]	Palomar Health GO	0.000%	8/1/38	390	241
[12]	Palomar Health GO	7.000%	8/1/38	205	276
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,660
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,455
[2]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,694
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,659
[3]	Paramount Unified School District GO	3.000%	8/1/50	5,000	5,014
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,029
[6]	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	6,339
[6]	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	6,651
[5,7]	Perris Union High School District GO TOB VRDO	0.230%	3/3/22	800	800
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	965
[2]	Pittsburg Unified School District GO	4.000%	8/1/46	875	975
[2]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,109
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	1,070
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,326
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	4,305
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,264
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	4,157
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,784
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	7,998
[3,5,7]	Pomona Unified School District GO TOB VRDO	0.240%	3/3/22	2,675	2,675
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,280
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	707
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,122
	Poway Unified School District GO	0.000%	8/1/33	990	755
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,822
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,017
	Poway Unified School District GO	0.000%	8/1/46	10,000	4,477
	Poway Unified School District GO	0.000%	8/1/51	10,000	3,747
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	827
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,086
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,677
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,410	3,916
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,740	1,994
[3]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,922
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,145	1,234
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,290	2,469
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,512
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	624
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	532
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	1,960
	Ravenswood City School District GO	4.000%	8/1/46	2,740	3,083
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,127
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	676
[5,7]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.260%	3/3/22	6,250	6,250
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,180
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,480
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	637
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,192
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,507
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,397
	Riverside Community College District GO	3.000%	8/1/34	580	622
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,154
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,837
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,182
[3]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	963
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,881
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,295
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,654
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,561
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,779
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	2,320	2,563
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	15,455	16,919
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	2,000	2,119
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,089
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,440	1,471
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,795	1,833
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,880	1,920
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,375	1,404
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,510
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,507
	Riverside Unified School District GO	3.000%	8/1/36	800	834
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,866
[2]	Robla CA School District GO	5.000%	8/1/44	2,170	2,545
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	807
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,532
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,169
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,364
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	482
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	559
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,915	3,122
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	1,072
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,066
	Roseville CA Special Tax Revenue	4.000%	9/1/50	2,000	2,145
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	760
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,936
	Roseville CA Special Tax Revenue	4.000%	9/1/51	1,500	1,601
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	545
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,298
[3]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,058
[3]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,166
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,606
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,615
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,550
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,424
[2]	Sacramento City Unified School District GO	4.000%	8/1/40	800	860
[2]	Sacramento City Unified School District GO	4.000%	8/1/44	2,250	2,525
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	593
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,957
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,506
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,357
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,975
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,355
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,566
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,765	11,051
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	6,122
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	7,000	7,575
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,116
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,291
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,218
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,478
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,610
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,443
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,188
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,620
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,796
[2]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,121
[2]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,374
[2]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,004
	San Bernardino Community College District GO	0.000%	8/1/44	30,000	14,535
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	5,472
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	145	165
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,035
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,029
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,065
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,262
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,986
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	6,988
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,250
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,212
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	871
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	6,853
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,420
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,169
	San Diego CA Unified School District GO	5.000%	7/1/40	1,540	1,711
	San Diego CA Unified School District GO	5.000%	7/1/41	50	58
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,657
[1]	San Diego CA Unified School District GO	4.000%	7/1/47	24,465	27,053
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	439
	San Diego CA Unified School District GO	4.000%	7/1/49	4,560	5,119
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,722
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,367
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,322
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,225
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,822
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,864
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,702
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,669
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,818
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,610
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,000	5,567
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	10,000	12,123
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	10,732
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	6,612
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	3.500%	7/1/23	125	129
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,747
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	238
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	5,000	5,630
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,505
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	171
	San Diego Unified School District	4.000%	7/1/45	910	979
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	7,820
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	1,450	1,616
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	10,000	11,244
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,228
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	250	273
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,667
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,648
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,470
	San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,095
	San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,612
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,984
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,753
	San Francisco CA City & County COP	4.000%	4/1/42	2,200	2,423
	San Francisco CA City & County COP	4.000%	4/1/45	11,755	12,901
[7]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,810
	San Francisco CA City & County GO	4.000%	6/15/34	8,485	8,985
	San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,341
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,297
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,730
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,140
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,434
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,764
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,442
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	8,740
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	1,500	1,831
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,895
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,037
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	957
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,874
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,029
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,169
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,774
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	6,000	6,245
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	7,775
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,755	35,595
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	281
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,457
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	7,785
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,448
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,518
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,188
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,151
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,609
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,155
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,316
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,324
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,473
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,130
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,379
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,083
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	973
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,459
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,801
	San Francisco Community College District GO	3.000%	6/15/45	3,800	3,860
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,394
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,599
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,850
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,278
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,186
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,616
[2]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,312
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,100
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,849
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,190
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	171
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,139
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	609
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,466
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	441
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,663
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,020
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,384
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,791
	San Juan Unified School District GO	2.375%	8/1/41	15	14
[3]	San Leandro Unified School District GO	4.000%	8/1/35	450	509
[3]	San Leandro Unified School District GO	4.000%	8/1/37	850	960
[3]	San Leandro Unified School District GO	3.000%	8/1/43	500	508
[3]	San Leandro Unified School District GO	4.000%	8/1/43	650	728
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,230
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	1,061
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,270
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,557
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	885
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,329
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,024
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,902
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,861
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,337
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	145	158
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,314
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,031
[10]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,926
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,050
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,988
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,476
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,480
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,827
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,655
[2,6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	1,034
[2,6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	1,069
[2,6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,716
[2,6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,175	1,464
[2,6]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	6,176
[3]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,440
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,224
[9]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,817
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,184
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,102
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,690
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,873
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	7,094
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,245
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,468
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,694
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,562
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,779
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,043
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,304
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,505
	Santa Clara Unified School District GO	4.000%	7/1/48	3,175	3,480
	Santa Clarita Community College District GO	3.000%	8/1/36	750	785
	Santa Clarita Community College District GO	3.000%	8/1/41	950	968
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,413
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,144
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	495	572
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	896
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,193
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,421
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,606
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	4,676
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	5,516
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	3,371
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	446
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	5,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	7,191
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	7,852
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,716
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	526
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	800
[2]	Santa Rosa High School District GO	5.000%	8/1/36	550	626
[2]	Santa Rosa High School District GO	5.000%	8/1/37	470	535
[3]	Santa Rosa High School District GO	4.000%	8/1/38	500	575
[2]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,277
[3]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	1,134
[2]	Santa Rosa High School District GO	5.000%	8/1/43	225	254
[3]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/49	2,500	2,736
	Sequoia Union High School District GO	3.250%	7/1/38	100	102
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,749
[2]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,337
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,399
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,172
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,268
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,016
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,546
	Solano County Community College District GO, Prere.	5.000%	8/1/27	1,050	1,244
	Sonoma Valley Unified School District GO	4.000%	8/1/40	1,000	1,134
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,195
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	49
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,510
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	229
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	229
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	400
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	286
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,121
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,143
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,129
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,510
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	713
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,394
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,252
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,343
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	9,143
	Southwestern Community College District GO	4.000%	8/1/34	375	421
	Southwestern Community College District GO	3.000%	8/1/39	900	935
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO	4.000%	8/1/47	7,940	8,772
	State Center Community College District GO	3.000%	8/1/40	4,660	4,782
	State Center Community College District GO	4.000%	8/1/42	2,315	2,545
[3]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,860
[3]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,390
[3]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,125
[3]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,086
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,335
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,825
[2]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,509
[2]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,157
[2]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,154
[2]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,867
[2]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,792
[2]	Stockton Unified School District GO	4.000%	8/1/39	1,000	1,147
[2]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,184
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,338
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,366
[3]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,399
	Sunnyvale CA School District GO	4.000%	9/1/35	140	163
	Sunnyvale CA School District GO	4.000%	9/1/36	250	290
	Sunnyvale CA School District GO	4.000%	9/1/37	270	313
	Sunnyvale CA School District GO	4.000%	9/1/38	500	579
	Sunnyvale CA School District GO	4.000%	9/1/40	700	809
	Sunnyvale CA School District GO	4.000%	9/1/42	700	806
	Sunnyvale CA School District GO	4.000%	9/1/44	600	688
	Sunnyvale CA School District GO	4.000%	9/1/50	3,500	4,003
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,425	4,928
[3]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,533
	Sweetwater Union High School District GO	5.000%	8/1/33	165	185
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,011
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,002
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,617
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	200	227
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,455
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,205
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	978
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,407
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	470	464
[2]	Tulare CA Sewer Revenue	5.000%	11/15/45	1,000	1,115
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,614
[3]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,739
[9]	Tulare Union High School District GO	0.000%	8/1/27	515	461
[9]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,088
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	2,023
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,116
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,306
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,032
[6]	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,153
[6]	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	594
[6]	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/37	545	615
[6]	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/38	1,140	1,280
[6]	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,655
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	380	444
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	610
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	577
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,853
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,428
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,425
	University of California College & University Revenue	5.000%	5/15/32	7,925	8,772
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,548
	University of California College & University Revenue	5.000%	5/15/33	1,000	1,164
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,797
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,757
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,394
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,367
	University of California College & University Revenue	5.000%	5/15/34	4,820	5,779
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,538
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,955
	University of California College & University Revenue	5.000%	5/15/35	7,500	9,678
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,572
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,111
	University of California College & University Revenue	5.000%	5/15/37	325	369
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,248
	University of California College & University Revenue	5.250%	5/15/37	3,500	3,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/38	10,005	11,558
	University of California College & University Revenue	5.000%	5/15/38	1,750	2,241
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,278
	University of California College & University Revenue	4.000%	5/15/40	5,000	5,709
	University of California College & University Revenue	5.000%	5/15/40	5,495	6,069
	University of California College & University Revenue	5.000%	5/15/40	300	332
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,271
	University of California College & University Revenue	5.000%	5/15/41	10,915	12,388
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,267
	University of California College & University Revenue	5.000%	5/15/42	2,610	3,023
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,792
	University of California College & University Revenue	5.000%	5/15/43	4,100	4,887
	University of California College & University Revenue	5.000%	5/15/43	185	220
	University of California College & University Revenue	4.000%	5/15/46	13,465	14,539
	University of California College & University Revenue	5.000%	5/15/46	835	944
	University of California College & University Revenue	5.000%	5/15/47	15,325	17,689
	University of California College & University Revenue	5.000%	5/15/47	9,040	10,464
	University of California College & University Revenue	3.625%	5/15/48	120	128
	University of California College & University Revenue	5.000%	5/15/48	11,775	13,968
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,911
	University of California College & University Revenue	4.000%	5/15/51	3,000	3,357
	University of California College & University Revenue	4.000%	5/15/51	4,000	4,462
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,221
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,148
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	12,082
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	10,770	11,584
	Upland CA COP	4.000%	1/1/42	5,635	6,094
	Upland CA COP	5.000%	1/1/47	5,060	5,796
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,694
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,935	13,829
	Vacaville Unified School District GO	4.000%	8/1/38	500	561
	Vacaville Unified School District GO	4.000%	8/1/42	1,000	1,117
[2]	Val Verde Unified School District COP	5.000%	3/1/32	750	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,176
[2]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,864
[2]	Val Verde Unified School District GO	4.000%	8/1/45	905	985
[3]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,889
[2]	Val Verde Unified School District GO	3.000%	8/1/47	2,310	2,314
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,831
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,234
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	831
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,033
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	888
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,198
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,520
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,349
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	664
	Washington Township Health Care District GO	3.250%	8/1/32	385	399
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,683
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	887
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	902
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,213
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,464
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	595
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,200
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,239
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,756
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,403
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	592
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	980
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	813
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	5,881
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	912
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,064
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	739
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,400
[2]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,262
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	626
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,668
[2]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,274
[2]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,012
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	930
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,379
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,622
[2]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,271
[3]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,444
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,251
[3]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	829
[3]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,152
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	6,250	6,677
	Yucaipa Valley Water District Water Revenue, Prere.	5.000%	9/1/25	1,000	1,125
					5,413,303
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,128
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	716
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,080
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	726
					3,650
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	825	784
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,064
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,760
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	780
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,554	15,901
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,276
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	121
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	249

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,070	3,435
				28,370
Total Tax-Exempt Municipal Bonds (Cost $5,318,365)				5,445,323
Total Investments (101.0%) (Cost $5,318,365)				5,445,323
Other Assets and Liabilities—Net (-1.0%)				(53,315)
Net Assets (100%)				5,392,008
Cost is in $000.
1	Securities with a value of $1,307,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $225,884,000, representing 4.2% of net assets.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	827	97,819	463

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(279)	(39,431)	(432)
Ultra Long U.S. Treasury Bond	June 2022	(131)	(24,358)	(306)
				(738)
				(275)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,445,323	—	5,445,323
Derivative Financial Instruments
Assets
Futures Contracts[1]	463	—	—	463
Liabilities
Futures Contracts[1]	738	—	—	738
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.